Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014	May 31, 2014
C000016734
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 12,015	$ 11,973	$ 12,140	$ 12,065	$ 12,001	$ 11,938	$ 11,579	$ 10,797	$ 11,037	$ 11,411	$ 11,551	$ 11,491	$ 11,299	$ 11,347	$ 11,333	$ 11,144	$ 11,445	$ 10,997	$ 11,043	$ 10,425	$ 10,614	$ 11,337	$ 11,666	$ 11,196	$ 11,681	$ 11,550	$ 12,106	$ 12,651	$ 12,776	$ 13,153	$ 13,099	$ 12,918	$ 12,978	$ 13,112	$ 13,162	$ 13,033	$ 12,914	$ 12,736	$ 12,547	$ 12,451	$ 12,649	$ 12,431	$ 12,188	$ 11,912	$ 11,917	$ 11,932	$ 11,919	$ 11,655	$ 11,273	$ 10,921	$ 11,290	$ 12,412	$ 12,179	$ 11,947	$ 11,890	$ 11,865	$ 11,868	$ 11,928	$ 11,721	$ 11,647	$ 11,591	$ 11,392	$ 11,355	$ 11,157	$ 11,090	$ 11,024	$ 10,948	$ 10,903	$ 11,045	$ 11,113	$ 11,108	$ 11,094	$ 11,080	$ 10,956	$ 10,978	$ 10,936	$ 10,993	$ 11,114	$ 10,982	$ 10,985	$ 10,953	$ 10,993	$ 10,899	$ 10,840	$ 10,850	$ 10,686	$ 10,617	$ 10,593	$ 10,508	$ 10,459	$ 10,377	$ 10,792	$ 10,905	$ 10,949	$ 10,913	$ 10,911	$ 10,712	$ 10,650	$ 10,561	$ 10,456	$ 10,443	$ 10,355	$ 10,277	$ 10,222	$ 10,175	$ 10,113	$ 10,083	$ 10,021	$ 10,080	$ 10,090	$ 10,141	$ 10,113	$ 10,206	$ 10,019	$ 9,952	$ 9,932	$ 9,864	$ 9,820	$ 9,682	$ 9,661	$ 9,725
C000016738
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 12,671	12,624	12,798	12,704	12,646	12,576	12,196	11,372	11,622	12,013	12,157	12,079	11,887	11,935	11,917	11,716	12,029	11,557	11,603	10,952	11,148	11,904	12,234	11,750	12,256	12,117	12,697	13,265	13,393	13,784	13,725	13,533	13,593	13,730	13,779	13,642	13,515	13,325	13,125	13,022	13,226	12,996	12,740	12,449	12,451	12,464	12,448	12,170	11,769	11,400	11,782	12,949	12,704	12,459	12,407	12,368	12,369	12,429	12,211	12,131	12,070	11,861	11,820	11,611	11,540	11,469	11,387	11,337	11,483	11,551	11,543	11,526	11,509	11,378	11,398	11,352	11,409	11,532	11,393	11,394	11,368	11,397	11,298	11,234	11,242	11,069	10,996	10,969	10,887	10,834	10,738	11,165	11,279	11,322	11,283	11,278	11,071	11,004	10,910	10,799	10,784	10,690	10,607	10,548	10,498	10,431	10,399	10,341	10,391	10,399	10,450	10,427	10,513	10,318	10,246	10,224	10,152	10,104	9,960	9,936	10,000
C000016737
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 11,460	11,428	11,595	11,531	11,476	11,423	11,087	10,345	10,582	10,947	11,088	11,037	10,859	10,913	10,906	10,731	11,027	10,603	10,654	10,064	10,253	10,958	11,282	10,835	11,311	11,192	11,748	12,274	12,402	12,776	12,731	12,564	12,630	12,768	12,824	12,707	12,599	12,433	12,257	12,171	12,371	12,167	11,937	11,664	11,686	11,709	11,703	11,451	11,083	10,744	11,103	12,225	12,003	11,782	11,734	11,716	11,727	11,793	11,587	11,530	11,472	11,292	11,262	11,063	11,003	10,955	10,886	10,847	10,987	11,071	11,072	11,066	11,058	10,932	10,961	10,935	10,989	11,126	11,001	11,011	10,986	11,024	10,946	10,884	10,910	10,752	10,689	10,672	10,592	10,549	10,473	10,890	11,011	11,062	11,033	11,046	10,844	10,787	10,712	10,613	10,606	10,522	10,442	10,392	10,359	10,302	10,279	10,222	10,288	10,297	10,364	10,342	10,434	10,258	10,187	10,173	10,110	10,071	9,943	9,928	10,000
C000016739
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,267,177	1,262,521	1,281,057	1,271,716	1,264,711	1,257,724	1,220,890	1,137,227	1,162,193	1,201,240	1,216,808	1,209,045	1,188,647	1,193,469	1,191,649	1,171,543	1,202,911	1,156,782	1,160,241	1,095,111	1,115,850	1,190,303	1,224,459	1,176,062	1,225,509	1,211,564	1,270,644	1,327,452	1,339,185	1,378,310	1,373,459	1,354,303	1,359,195	1,373,986	1,378,900	1,364,105	1,352,423	1,333,461	1,312,406	1,303,207	1,323,577	1,300,540	1,274,902	1,244,770	1,245,012	1,247,341	1,245,662	1,217,919	1,177,825	1,139,868	1,178,044	1,295,783	1,271,249	1,245,739	1,240,563	1,237,659	1,236,733	1,243,716	1,220,892	1,213,979	1,206,865	1,186,931	1,182,823	1,160,928	1,153,782	1,146,712	1,138,510	1,134,530	1,148,095	1,155,906	1,154,153	1,153,378	1,151,634	1,137,593	1,139,604	1,135,022	1,140,692	1,152,981	1,139,071	1,140,111	1,136,549	1,139,442	1,130,457	1,123,186	1,124,918	1,107,642	1,099,374	1,096,692	1,088,512	1,083,212	1,073,607	1,116,293	1,127,607	1,131,831	1,127,916	1,127,448	1,106,735	1,100,011	1,091,529	1,080,467	1,078,883	1,069,523	1,060,412	1,054,556	1,049,562	1,043,830	1,040,664	1,034,047	1,039,113	1,039,936	1,044,978	1,042,707	1,051,268	1,032,604	1,024,656	1,022,395	1,015,196	1,010,413	995,991	994,419	1,000,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	12,525	12,682	12,683	12,666	12,731	12,442	11,699	11,800	12,156	12,334	12,285	12,163	12,270	12,298	12,031	12,309	11,965	11,931	11,398	11,494	11,952	12,220	11,906	12,104	11,927	12,266	12,677	12,722	13,081	13,059	12,949	12,987	13,082	13,130	13,022	12,986	12,947	12,840	12,761	12,967	12,885	12,807	12,617	12,655	12,652	12,712	12,501	12,399	12,017	12,169	12,627	12,467	12,247	12,209	12,179	12,157	12,255	12,065	11,969	11,925	11,762	11,718	11,536	11,475	11,388	11,254	11,131	11,200	11,273	11,244	11,216	11,207	11,080	11,120	11,079	11,112	11,244	11,128	11,188	11,161	11,218	11,133	11,044	11,083	10,910	10,832	10,808	10,734	10,663	10,540	10,948	11,064	11,120	11,105	11,098	10,924	10,894	10,815	10,781	10,764	10,637	10,563	10,521	10,479	10,404	10,384	10,309	10,318	10,347	10,401	10,371	10,480	10,297	10,245	10,228	10,158	10,148	10,026	10,009	10,000
DWS Index: Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 1,248,832	$ 1,252,506	$ 1,268,213	$ 1,268,253	$ 1,266,626	$ 1,273,128	$ 1,244,210	$ 1,169,941	$ 1,179,982	$ 1,215,610	$ 1,233,366	$ 1,228,506	$ 1,216,322	$ 1,226,954	$ 1,229,763	$ 1,203,070	$ 1,230,903	$ 1,196,532	$ 1,193,116	$ 1,139,803	$ 1,149,362	$ 1,195,236	$ 1,222,018	$ 1,190,561	$ 1,210,385	$ 1,192,668	$ 1,226,595	$ 1,267,690	$ 1,272,248	$ 1,308,053	$ 1,305,946	$ 1,294,922	$ 1,298,719	$ 1,308,160	$ 1,312,978	$ 1,302,178	$ 1,298,612	$ 1,294,749	$ 1,283,979	$ 1,276,109	$ 1,296,712	$ 1,288,501	$ 1,280,699	$ 1,261,660	$ 1,265,461	$ 1,265,193	$ 1,271,157	$ 1,250,102	$ 1,239,897	$ 1,201,670	$ 1,216,943	$ 1,262,746	$ 1,246,670	$ 1,224,667	$ 1,220,939	$ 1,217,893	$ 1,215,714	$ 1,225,538	$ 1,206,507	$ 1,196,861	$ 1,192,458	$ 1,176,242	$ 1,171,838	$ 1,153,602	$ 1,147,458	$ 1,138,849	$ 1,125,375	$ 1,113,055	$ 1,119,952	$ 1,127,250	$ 1,124,362	$ 1,121,640	$ 1,120,683	$ 1,107,995	$ 1,111,963	$ 1,107,874	$ 1,111,194	$ 1,124,432	$ 1,112,801	$ 1,118,792	$ 1,116,068	$ 1,121,771	$ 1,113,299	$ 1,104,364	$ 1,108,339	$ 1,091,024	$ 1,083,165	$ 1,080,819	$ 1,073,366	$ 1,066,336	$ 1,053,962	$ 1,094,793	$ 1,106,400	$ 1,111,950	$ 1,110,452	$ 1,109,774	$ 1,092,396	$ 1,089,449	$ 1,081,497	$ 1,078,082	$ 1,076,389	$ 1,063,697	$ 1,056,276	$ 1,052,093	$ 1,047,927	$ 1,040,390	$ 1,038,351	$ 1,030,884	$ 1,031,824	$ 1,034,682	$ 1,040,139	$ 1,037,144	$ 1,047,954	$ 1,029,704	$ 1,024,535	$ 1,022,766	$ 1,015,801	$ 1,014,769	$ 1,002,631	$ 1,000,866	$ 1,000,000